Redeemable Convertible Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Class of Stock [Line Items]
Redeemable convertible preferred stock (Series B, Series C and Series D), shares authorized	0	8,192,876	8,192,876
Redeemable convertible preferred stock (Series B, Series C and Series D), shares issued	0	8,192,876	8,192,876
Redeemable convertible preferred stock (Series B, Series C and Series D), shares outstanding	0	8,192,876	8,192,876
Carrying Value		$ 23,036	$ 23,036
Redeemable convertible preferred stock (Series B, Series C and Series D), aggregate liquidation preference	$ 0	$ 40,436	$ 40,436
Shares issued upon conversion of preferred stock			8,192,876
Series B Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock (Series B, Series C and Series D), shares authorized			2,728,018
Redeemable convertible preferred stock (Series B, Series C and Series D), shares issued			2,728,018
Redeemable convertible preferred stock (Series B, Series C and Series D), shares outstanding			2,728,018
Carrying Value			$ 4,377
Redeemable convertible preferred stock (Series B, Series C and Series D), aggregate liquidation preference			$ 9,005
Shares issued upon conversion of preferred stock			2,728,018
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock (Series B, Series C and Series D), shares authorized			2,464,466
Redeemable convertible preferred stock (Series B, Series C and Series D), shares issued			2,464,466
Redeemable convertible preferred stock (Series B, Series C and Series D), shares outstanding			2,464,466
Carrying Value			$ 7,639
Redeemable convertible preferred stock (Series B, Series C and Series D), aggregate liquidation preference			$ 12,002
Shares issued upon conversion of preferred stock			2,464,466
Series D Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock (Series B, Series C and Series D), shares authorized			3,000,392
Redeemable convertible preferred stock (Series B, Series C and Series D), shares issued			3,000,392
Redeemable convertible preferred stock (Series B, Series C and Series D), shares outstanding			3,000,392
Carrying Value			$ 11,020
Redeemable convertible preferred stock (Series B, Series C and Series D), aggregate liquidation preference			$ 19,429
Shares issued upon conversion of preferred stock			3,000,392